COHEN & STEERS

REALTY MAJORS


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The Realty Majors(SM) Portfolio                               June 30, 1999


The Realty Majors Portfolio
The Equity Investor Fund Cohen & Steers Realty Majors(SM) Portfolio is a Defined Asset Fund(SM) with investments in many of the leading Real Estate Investment Trusts ("REITs") in the U.S. The Portfolio is broadly diversified by both geographic region and property type and is designed to provide a total investment return from both current income and capital appreciation potential.

Investment Overview
This Fund posted strong second quarter performance. REIT share prices appear to have bottomed, and their recovery was fueled by compelling valuations, solid real estate fundamentals, and renewed strength in the U.S. economy which has precipitated rising inflationary expectations. Although past performance is no guarantee of future results, the Fund's focus on the nation's leading real estate companies enabled it to outpace the broader stock market for the quarter, and to continue to outperform general real estate benchmarks since inception. Cohen & Steers believes that the investment environment for REITs remains very positive. The U.S. economy remains robust, occupancy rates for most property types are at all time highs and property values are once again rising. In addition, the market valuation of REIT shares continues to be very attractive on both an absolute and relative basis. Cohen & Steers believes that the large, well-capitalized companies that comprise the Realty Majors
Portfolio remain the most attractively positioned real estate companies in America, and should continue to produce above-average earnings and dividend growth.

Realty Majors in the News Second Quarter 1999
o Arden Realty continued to enhance its market dominance in Southern California with the purchase of a $53 million office tower in West Los Angeles.



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o    Equity Residential agreed to acquire Lexford Residential Trust, a NYSE-
     listed apartment REIT, for $733 million in stock and the assumption of debt.
o First Industrial Realty Trust announced an 800,000 square foot lease with Amazon.com for warehouse and distribution space in Atlanta. The transaction is one of the largest in the history of Atlanta.
o Health Care Property Investors announced the sale of approximately $115 million of assisted living facilities to Emeritus, the operator and lessee of the facilities. Sale proceeds will be reinvested tax-free into higher yielding health care properties.
o Highwoods Properties completed the sale of $323 million of office properties to fund its pipeline of new office property developments.
o Kimco Realty closed a joint venture agreement with the New York State Common Retirement Fund. The joint venture was formed to launch the Kimko Income REIT, a REIT formed to invest in assets with long-term, high quality leases.
o The Rouse Company raised $152 million through the sale of its 50% interest in the Vally Fair Mall in San Jose, California. Proceeds will be used to reduce debt.
o Mack-Cali Realty announced $150 million of additional development at its Harborside Financial Center office complex on the Jersey City, NJ waterfront. The development consists of a Hyatt Regency Hotel and a three-story office building for Waterhouse Securities.
o Post Properties signed agreements with Tut Systems, InterQuest, AT&T and Cisco Systems to provide high speed Internet access to Post's apartment residents.
o TriNet Corporate Realty Trust agreed to merge with Starwood Financial Trust, an ASE-listed REIT (symbol: APT) that makes mortgage loan and mezzanine investments. Under terms of the agreement, each TriNet common share will be exchanged for 1.15 shares of Starwood Financial Trust. The Fund's position in TriNet was sold during the quarter because Starwood's mortgage strategy does not meet the Fund's objective of investing in equity REITs.
o Vornado Realty Trust raised $115 million through the issuance of 8.5% preferred stock. A portion of proceeds were used to increase its investment in a joint venture with Apollo Real Estate which focuses on the acquisition of real estate partnership interests.
o First quarter 1999 Funds From Operations (cash flow) growth averaged 13.0% for the companies in the Realty Majors Portfolio.

Geographic Diversification as of 6/30/99




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


[Graphic representation of the U.S., divided into sections and labeled with section names and percentages.]

Section Name            States                                        Percentage
------------            ------                                        ----------
North West Central      North Dakota, South Dakota,                       4%
                        Nebraska, Kansas, Oklahoma,
                        Minnesota, Iowa, Missouri, Arkansas,
                        Louisiana
Pacific                 Washington, Oregon, California                    21%
Mountain                Idaho, Nevada, Utah, Arizona,                     9%
                        Montana, Wyoming, Colorado, New
                        Mexico
South West Central      Texas                                             11%
North East Central      Wisconsin, Michigan, Illinois,                    13%
                        Indiana, Ohio
New England             Maine, New Hampshire, Vermont,                    3%
                        Massachusetts, Connecticut, Rhode
                        Island
Mid-Atlantic            New York, Pennsylvania, New Jersey                16%
South Atlantic          Delaware, Maryland, West Virginia,                21%
                        Virginia, North Carolina, South
                        Carolina, Georgia, Florida
South East Central      Kentucky, Tennessee, Mississippi,                 2%
                        Alabama


Portfolio Highlights as of 6/30/99

Symbol                                                                    RMP001
Number of Holdings                                                            28
Total Net Assets                                                    $615 million
NAV per Unit                                                            $0.89872
Termination Date                                                     April, 2001




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


Investment Consultant                          Cohen & Steers Capital Management


Investment Performance
Past performance is no guarantee of future results.

Total Return from Inception 4/23/98 to 3/31/99

                               2nd               YEAR              SINCE
                             QUARTER           TO DATE           INCEPTION(1)
Realty Majors Portfolio        10.1%             5.5%               -3.3%
Dow Jones REIT Index2          10.1%             5.8%               -7.2%
S&P REIT Index                  9.5%             4.5%              -10.7%
DJIA3                          12.5%            20.5%               18.7%
S&P 500 Index                   7.1%            12.4%               20.5%


Dividend Review

Twenty-three of the Realty Majors increased their dividends by an average 11.8% since the inception of the fund (see reverse for details).

Dividends are paid monthly or can be reinvested in additional units of the Fund.

The annual dividend and current yield for each of the Realty Majors is listed on the back of this form.
--------
(1) Average Annual Total Return from Inception 4/23/98 to 6/30/99. Change in Total Returns (stock prices plus dividends reinvested divided by initial price). The Portfolio reflects deduction of ongoing expenses of .348 annually.

(2) The Dow Jones Equity REIT Total Return Index reflects both price changes and dividend payouts of 118 equity REIT stocks. The S&P REIT Index is a capitalization-weighted index of 100 REIT stocks. The Dow Jones Industrial Average is a price-weighted index of 30 large-cap common stocks chosen as representative of American Industry. The S&P 500 Stock Price Composite Index is a capitalization weighted index of 500 large-cap common stocks.

(3) The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc. "S&P" and "S&P 500 Index" are trademarks of the McGraw-Hill Companies.



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


Sector Diversification as of 6/30/99

[Pie chart divided into sections labeled with section names and percentages]

Section Name                                      Percentage
------------                                      ----------
Shopping Centers                                  6%
Regional Malls                                    14%
Self Storage                                      5%
Office/Industrial                                 8%
Industrial                                        11%
Apartment                                         23%
Diversified                                       5%
Health Care                                       5%
Office                                            23%


[copyright symbol] 1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC.
This material is authorized for client distribution only when accompanied or preceded by a current prospectus.


Dividend Changes since inception -- 4/23/98 through 6/30/99

Twenty-three companies have announced annualized dividend increases averaging 11.8% (since inception).

                                                                  % Change
Company                                   New Dividend         since 4/23/98
Crescent Real Estate Equities Co.            $2.20                 44.7%




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Kimco Realty Corp.                            2.40                 25.0(4)
AvalonBay Communities, Inc.                   2.04                 21.4
Reckson Associates Realty Corp.               1.49                 18.8
Equity Office Properties Trust                1.48                 15.6
ProLogis Trust                                1.31                 14.8
Duke-Weeks Realty Corp.                       1.36                 13.3
First Industrial Realty Trust, Inc.           2.40                 13.2
Mack-Cali Realty Corp.                        2.20                 10.0
Vornado Realty Trust                          1.76                 10.0
Archstone Communities Trust                   1.48                  8.8
Health Care Properties Investors              2.76                  7.8
                                                                % Change vs.
Company                                   New Dividend           Prior Year
Post Properties Inc.                         $2.80                  7.7%
Nationwide Health Properties, Inc.            1.80                  7.1
The Rouse Company                             1.20                  7.1
Spieker Properties Inc.                       2.44                  7.0
Developers Diversified Realty Corp.           1.40                  6.9
Manufactured Home Communities, Inc.           1.55                  6.9
Equity Residential Properties Trust           2.84                  6.0
Arden Realty Inc.                             1.78                  6.0
Highwoods Properties                          2.16                  5.9
The Macerich Company                          1.94                  5.4
Taubman Centers                               0.96                  2.1
--------
(4)  Excludes $0.05 Special Dividend


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


The Realty Majors Portfolio as of 6/30/99

                                                        Price           Annual
Company                                Symbol         Per Share        Dividend
-------                                ------         ---------        --------
Archstone Communities Trust             ASN            $21.938          $1.48
Arden Realty Inc.                       ARI             24.625           1.78
AvalonBay Communities Inc.              AVB             37.000           2.04
CarrAmerica Realty Corp.                CRE             25.000           1.85
Crescent Real Estate Equities Co.       CEI             23.750           2.20
Developers Diversified Realty Corp.     DDR             16.875           1.40
Duke-Weeks Realty Corp.                 DRE             22.563           1.36
Equity Office Properties Trust          EOP             25.625           1.48
Equity Residential Properties Trust     EQR             45.063           2.84
First Industrial Realty Trust, Inc.      FR             27.438           2.40
Health Care Property Investors, Inc.    HCP             28.875           2.76
Highwoods Properties, Inc.              HIW             27.438           2.16
Kimco Realty Corp.                      KIM             39.750           2.40
The Macerich Company                    MAC             26.250           1.94
Mack-Cali Realty Corp.                  CLI             30.938           2.20
Manufactured Home Communities, Inc.     MHC             26.000           1.55
Nationwide Health Properties, Inc.      NHP             19.063           1.80
Post Properties Inc.                    PPS             41.000           2.80
ProLogis Trust                          PLD             20.250           1.31
Public Storage Inc.                     PSA             28.000           0.88
Reckson Associates Realty Corp.          RA             23.563           1.49



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Reckson Services Industries, Inc.(5)    RSII            15.125           0.00
The Rouse Company                       RSE             23.375           1.20
Simon Property Group Inc.               SPG             25.375           2.02
Spieker Properties Inc.                 SPK             38.875           2.44
Taubman Centers Inc.                    TCO             13.188           0.96
Vornado Operating Co.(6)                VOO              8.00            0.00
Vornado Realty Trust                    VNO             35.313           1.76

                                      Current         Market Cap.      Property
Company                              Dividend       ($ in Millions)     Sector
                                     Yield(7)
Archstone Communities Trust             6.7%            $3,049        Apartment
Arden Realty Inc.                       7.2              1,537        Office
AvalonBay Communities Inc.              5.5              2,385        Apartment
CarrAmerica Realty Corp.                7.4              1,669        Office
Crescent Real Estate Equities           9.3              3,012        Office
Co.
Developers Diversified Realty           8.3              1,034        Retail
Corp.
Duke-Weeks Realty Corp.                 6.0              1,956        Office/
                                                                      Industrial
Equity Office Properties Trust          5.8              6,608        Office
--------
(5) Reckson Services Industries, Inc., spun off from Reckson Associates Realty in June, 1998.

(6)  Vornado Operating Co. was spun off from Vornado Realty Trust in October,
     1998.

(7) Calculated by annualizing the latest quarterly or semi-annual ordinary dividend declared and dividing the result by its market value as of the close of trading on June 30, 1999.


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


Equity Residential Properties           6.3              5,388      Apartment
Trust
First Industrial Realty Trust,          8.7              1,044      Industrial
Inc.
Health Care Property Investors,         9.6                896      Health Care
Inc.
Highwoods Properties, Inc.              7.9              1,692      Office
Kimco Realty Corp                       6.0              2,396      Retail
The Macerich Company                    7.4                892      Retail
Mack-Cali Realty Corp.                  7.1              1,807      Office
Manufactured Home                       6.0                678      Manufactured
Communities, Inc.                                                   Homes
Nationwide Health Properties,           9.4                881      Health Care
Inc.
Post Properties Inc.                    6.8              1,574      Apartment
ProLogis Trust                          6.5              3,265      Industrial
Public Storage Inc.                     3.1              3,599      Self Storage
Reckson Associates Realty               6.3                944      Office/
Corp.                                                               Industrial
Reckson Services Industries,            0.0                373      Diversified
Inc.
The Rouse Company                       4.7              1,834      Retail
Simon Property Group Inc.               8.0              4,314      Retail
Spieker Properties Inc.                 6.3              2,461      Office/
                                                                    Industrial
Taubman Centers Inc.                    7.3                701      Retail
Vornado Operating Co.                   0.0                 33      Diversified
Vornado Realty Trust                    5.0              3,009      Diversified





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


The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate due to its policy of concentration in the securities of real estate companies. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions. The Fund is also classified as non-diversified and therefore is not limited in the proportion of its assets that may be invested in a single issuer.

                                                                   70137IN-7/99

[ML logo] Merrill Lynch

COHEN & STEERS
Realty Majors

[logo] Defined Asset Funds(SM)
Buy With Knowledge o Hold With Confidence


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